SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 28, 2025
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, December 31, 2023	283	$42.27
Changes in outstanding stock options:
Granted	—	—
Exercised	—	—
Forfeited	—	—
Stock options outstanding, December 29, 2024	283	42.27
Changes in outstanding stock options:
Granted	—	—
Exercised	(283)	42.27
Stock options outstanding, December 28, 2025	—	$—

Disclosure of range of exercise prices of outstanding share options
Stock options issued in U.S. dollars and to be exercised on the NYSE:

	Number	Weighted average fair value per unit

Stock options outstanding, December 29, 2024	—	—
Changes in outstanding stock options:
Replacement awards issued at acquisition	28	2.24
Stock options outstanding, December 28, 2025	28	$2.24

Disclosure of number and weighted average exercise prices of other equity instruments	The following table summarizes the assumptions used in the Monte-Carlo pricing model for the treasury RSU grant:

2024

Share price at grant date	$48.82
Risk-free interest rate (5 years)	3.76%
Expected volatility	31.81%
Expected dividend yield	1.70%
Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, December 31, 2023	61	$34.69
Changes in outstanding Treasury RSUs:
Granted[1]	1,531	21.91
Granted for dividends declared	1	40.40
Settled through the issuance of common shares	(20)	31.38
Treasury RSUs outstanding, December 29, 2024	1,573	22.30
Changes in outstanding Treasury RSUs:
Granted[1]	262	21.91
Granted for dividends declared	1	48.44
Settled through the issuance of common shares	(7)	36.54
Forfeited	(37)	21.91
Treasury RSUs outstanding, December 28, 2025	1,792	$22.21
1) Includes 84,851 (2024 - 968,068) Treasury RSUs granted to four executive officers of the Company.
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, December 31, 2023	1,516	$33.26
Changes in outstanding non-Treasury RSUs:
Granted[1]	787	38.42
Additional units for performance conditions	485	30.73
Granted for dividends declared	33	42.22
Settled - common shares	(707)	31.10
Settled - payment of withholding taxes	(412)	31.08
Forfeited	(42)	35.14
Settled in cash for outgoing executives	(82)	35.08
Reinstated awards for President & CEO	440	37.91
Non-Treasury RSUs outstanding, December 29, 2024	2,018	36.91
Changes in outstanding non-Treasury RSUs:
Granted[2]	547	55.08
Replacement awards issued at acquisition[3]	1,020	55.82
Additional units for vested performance conditions	370	38.40
Granted for dividends declared	35	36.83
Settled - common shares	(643)	37.70
Settled - payment of withholding taxes	(434)	37.84
Forfeited	(49)	39.63
Non-Treasury RSUs outstanding, December 28, 2025	2,864	$46.95
(1) 2024 grants include 291,804 RSUs granted to three executive officers (Key management personnel) of the Company, under the Company’s annual long-term incentive program (LTIP) and for special retention awards granted to these executive officers to ensure stability and operational performance in light of the CEO transition process and proxy contest, as well as 211,659 RSUs granted to Mr. Chamandy on June 28, 2024, under the Company’s annual LTIP program, with a total grant date fair value of $8.7 million. Refer to note 25 in subsection "Key management personnel compensation" for additional information on executive compensation.
(2) 2025 grants include 299,530 RSUs granted to five executive officers (Key management personnel) of the Company, under the Company’s annual long-term incentive program (LTIP) with a total grant date fair value of $16.5 million.
(3) In accordance with the Merger Agreement, Hanes RSUs and PSUs were converted to Gildan equity awards at closing. The Hanes PSUs were modified to remove performance and market conditions at December 1, 2025 upon conversion into Gildan RSUs and were converted to Gildan’s RSUs at target. The terms and conditions of each replacement Gildan RSU will otherwise remain unchanged from the terms and conditions of the Hanes RSUs and PSUs as a result of the conversion. The Hanes RSUs that were converted to Gildan RSUs are subject to graded vesting over a three-year period. The Hanes PSUs which were converted into Gildan RSUs are subject to a cliff vesting over an 3 year period. The number of Gildan equity awards issued to each holder of Hanes is equal to: (i) the number of such Hanes equity awards outstanding; multiplied by (ii) the sum of: (a) 0.102 and (b) the quotient obtained by dividing $0.80 by a share price of $57.13, which is the average of the volume weighted average prices of Gildan common shares for the 20 consecutive trading days up to two days prior to the closing date of December 1, 2025. The fair value of $57.0 million of the replacement awards was estimated using the Gildan share price at the date of acquisition multiplied by the number of RSUs issued in replacement of the Hanes awards. The value of the Gildan replacement equity awards related to services provided prior to the closing of the acquisition was allocated to the consideration paid for the acquisition (refer to note 5 Business acquisitions for additional information) and the value related to future services to be provided after the close of the acquisition will be recognized as share-based compensation expense over the remaining service period. $19.8 million of the post-acquisition expense was recorded in restructuring and acquisition-related costs for the year ended December 28, 2025. Refer to Note 19 for additional information.
Changes in outstanding DSUs were as follows:

	2025	2024

DSUs outstanding, beginning of fiscal year	140	411
Granted	30	46
Granted for dividends declared	1	4
Forfeited
Redeemed[1]	(122)	(321)
DSUs outstanding, end of fiscal year	49	140
1) The redemption value for 119,298 redeemed DSUs in fiscal 2025, as well 320,862 DSUs from fiscal 2024 are included in accounts payable and accrued liabilities as at December 28, 2025. Refer to note 25 for additional information.
17. SHARE-BASED COMPENSATION (continued):

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 28, 2025:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining weighted average contractual life (yrs)	Number

US$153.39	28	4.59	28